Transactions With Parties-in-Interest - Additional Information (Detail) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	100.00%
EBP, Participant Contribution, Automatic, Deferral Rate	5.00%
EBP, Other Related Party and Party-in-Interest [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment | $	$ 2,598,523
EBP, Investment, Number of Shares | shares	1,773,917
Employee Benefit Plan Investment Fair Value Per Share | $ / shares	$ 38.4
EBP, Employer Contribution, Participant Compensation Matched, Percentage	100.00%
EBP, Participant Contribution, Automatic, Deferral Rate	5.00%